Segment Reporting - (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Geographic Schedule of Revenue and Long-lived Assets	Company-wide geographic data is as follows:

	Year Ended December 31,
	2019	2018
Net sales
United States	$360,748	$379,155
Canada	42,468	47,454
Mexico	49,915	62,431
France	53,644	50,900
China	34,897	25,288
All other countries	17,919	16,742
Total	$559,591	$581,970

	December 31,
	2019	2018
Long-lived assets
United States	$38,482	$43,698
Canada	2,508	2,579
Mexico	3,233	3,549
France	1,961	2,162
China	374	384
All other countries	881	828
Total	$47,439	$53,200